17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 9,961	$ 9,947	$ 9,191	$ 9,567	$ 9,716	$ 9,583	$ 9,576	$ 9,545	$ 38,666	$ 38,420	$ 36,696
Total interest expense	851	874	875	884	1,015	1,076	1,085	1,111	3,484	4,287	5,353
Net interest income	9,110	9,073	8,316	8,683	8,701	8,507	8,491	8,434	35,182	34,133	31,343
(Reduction of) provision for loan losses	(211)	235	(214)	173	(673)	256	67	(349)	(17)	(699)	2,584
Other income	3,504	3,266	3,297	3,245	3,006	3,207	3,110	2,841	13,312	12,164	12,652
Other expense	10,024	8,669	8,337	8,748	10,940	8,541	8,067	8,123	35,778	35,671	32,841
Income before income taxes	2,801	3,435	3,490	3,007	1,440	2,917	3,467	3,501	12,733	11,325	8,570
Income tax expense	613	942	866	679	(377)	475	916	923	3,100	1,937	1,879
Net earnings	$ 2,188	$ 2,493	$ 2,624	$ 2,328	$ 1,817	$ 2,442	$ 2,551	$ 2,578	$ 9,633	$ 9,388	$ 6,691
Basic net earnings per share	$ 0.40	$ 0.45	$ 0.47	$ 0.41	$ 0.33	$ 0.43	$ 0.45	$ 0.46	$ 1.73	$ 1.67	$ 1.08
Diluted net earnings per share	$ 0.39	$ 0.45	$ 0.47	$ 0.41	$ 0.32	$ 0.43	$ 0.45	$ 0.46	$ 1.72	$ 1.66	$ 1.07